Risk Management (Details) - Schedule of the LCR and the NSFR	Dec. 31, 2020 $ / shares
Maximum [member]
Risk Management (Details) - Schedule of the LCR and the NSFR [Line Items]
Liquidity Coverage Ratio	$ 2.47
Net Stable Financing Ratio	1.10
Minimum [member]
Risk Management (Details) - Schedule of the LCR and the NSFR [Line Items]
Liquidity Coverage Ratio	1.07
Net Stable Financing Ratio	0.99
Average [member]
Risk Management (Details) - Schedule of the LCR and the NSFR [Line Items]
Liquidity Coverage Ratio	1.89
Net Stable Financing Ratio	1.06
Regulatory Limit [member]
Risk Management (Details) - Schedule of the LCR and the NSFR [Line Items]
Liquidity Coverage Ratio	0.7	[1]
Net Stable Financing Ratio

[1]	This is the current minimum value for the year 2020 and that increases 0.1 annually until reaching 1.0 in the year 2023.